Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollars in millions)	2020	2019	2020	2019	2020	2019	2020	2019
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.80%	3.45%	1.59%	2.02%	2.80%	3.45%	1.65%	2.10%
Rate of compensation increase	N/A	N/A	3.12	3.19	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,659)	$(4,123)	$(1,394)	$(1,104)	$(145)	$(149)	$(6)	$(5)
Service cost	—	—	(12)	(11)	(1)	(1)	—	—
Interest cost	(156)	(178)	(27)	(32)	(5)	(6)	—	—
Amendments	—	—	—	(1)	—	—	—	—
Actuarial (loss) gain	(455)	(585)	(167)	(264)	(14)	(1)	2	(1)
Benefits paid	240	227	47	40	9	12	—	—
Foreign exchange adjustment	N/A	N/A	(61)	(22)	N/A	N/A	—	—
Benefit obligation at end of period	(5,030)	(4,659)	(1,614)	(1,394)	(156)	(145)	(4)	(6)
Change in fair value of plan assets
Fair value at beginning of period	5,738	5,040	1,529	1,316	117	99	—	—
Actual return on plan assets	619	910	232	191	10	18	—	—
Employer contributions	15	15	10	30	9	12	—	—
Benefit payments	(240)	(227)	(47)	(40)	(9)	(12)	—	—
Foreign exchange adjustment	N/A	N/A	62	32	N/A	N/A	—	—
Fair value at end of period	6,132	5,738	1,786	1,529	127	117	—	—
Funded status at end of period	$1,102	$1,079	$172	$135	$(29)	$(28)	$(4)	$(6)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	$1,625	$1,557	$184	$221	$77	$70	$(1)	$1
Prior service cost (credit)	—	—	2	2	(26)	(33)	—	—
Total loss (before tax effects)	$1,625	$1,557	$186	$223	$51	$37	$(1)	$1
(a)    The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.
N/A – Not applicable.

Schedule of Net Benefit Costs

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollars in millions)	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,437	$5,304	$5,238	$1,415	$1,277	$1,266	$116	$111	$108	N/A	N/A	N/A
Discount rate	3.45%	4.45%	3.97%	2.02%	2.95%	2.45%	3.45%	4.45%	3.97%	2.10%	3.10%	2.50%
Expected rate of return on plan assets	6.00	6.50	6.625	2.85	3.54	4.56	6.00	6.50	6.625	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	3.19	2.98	3.02	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost:
Service cost	$—	$—	$—	$12	$11	$28	$1	$1	$1	$—	$—	$—
Interest cost	156	178	169	27	32	32	5	6	7	—	—	—
Expected return on assets	(319)	(337)	(339)	(39)	(45)	(57)	(7)	(7)	(8)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	—	—	—	—	(7)	(7)	(9)	—	—	—
Net actuarial loss	87	53	68	11	2	22	4	4	7	—	—	—
Settlement loss	—	—	5	—	—	—	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(76)	$(106)	$(97)	$11	$—	$25	$(4)	$(3)	$(2)	$—	$—	$—
N/A – Not applicable.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Changes in other comprehensive loss (income) in 2020	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$155	$(26)	$11	$(2)
Recognition of prior years’ net (loss)	(87)	(11)	(4)	—
Recognition of prior years’ service credit	—	—	7	—
Total recognized in other comprehensive loss (income) (before tax effects)	$68	$(37)	$14	$(2)

Schedule of Net Funded Status

	Domestic		Foreign
(in millions)	2020	2019	2020	2019
Pension benefits:
Prepaid benefit cost	$1,272	$1,249	$284	$222
Accrued benefit cost	(170)	(170)	(112)	(87)
Total pension benefits	$1,102	$1,079	$172	$135
Healthcare benefits:
Accrued benefit cost	$(29)	$(28)	$(4)	$(6)
Total healthcare benefits	$(29)	$(28)	$(4)	$(6)

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets

Plans with obligations in excess of plan assets	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(in millions)	2020	2019	2020	2019	2020	2019	2020	2019
Projected benefit obligation	$170	$170	$459	$384	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	347	297	N/A	N/A	N/A	N/A
Accumulated benefit obligation	170	170	196	164	94	85	4	6
Fair value of plan assets	—	—	113	114	—	—	—	—
N/A – Not applicable.

Schedule of Expected Benefit Payments
The following benefit payments for the pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2021	$271	$39
	2022	272	39
	2023	275	43
	2024	284	42
	2025	281	43
	2026-2030	1,352	252
Total pension benefits		$2,735	$458
Healthcare benefits:
Year	2021	$11	$—
	2022	11	—
	2023	11	—
	2024	10	—
	2025	10	—
	2026-2030	45	1
Total healthcare benefits		$98	$1

Schedule of Allocation of Plan Assets
Our pension assets were invested as follows:

Asset allocations	Domestic				Foreign
	2020		2019		2020	2019
Fixed income	62%		56%		82%	80%
Equities	36		42		8	8
Alternative investments	2		2		9	10
Private equities	—	(a)	—	(a)	—	—
Cash	—	(a)	—	(a)	1	2
Total pension benefits	100%		100%		100%	100%

Schedule of Changes in Fair Value of Plan Assets
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2020 and Dec. 31, 2019, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$578	$—	$—	$578
Non-U.S. equity	147	—	—	147
Collective trust funds:
U.S. equity	—	1,285	—	1,285
Commingled	—	712	—	712
Fixed income:
U.S. corporate bonds	—	2,866	—	2,866
U.S. Treasury securities	228	—	—	228
State and political subdivisions	—	50	—	50
Sovereign government obligations	—	47	—	47
U.S. government agencies	—	31	—	31
Other	—	37	—	37
Mutual funds	1	—	—	1
Total domestic plan assets in the fair value hierarchy	$954	$5,028	$—	$5,982
Other assets measured at NAV:
Funds of funds				135
Venture capital and partnership interests				15
Total domestic plan assets, at fair value				$6,132

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$1,305	$—	$1,305
Sovereign/government obligation funds	—	156	—	156
Equity funds	—	146	—	146
Cash and currency	21	—	—	21
Total foreign plan assets in the fair value hierarchy	$21	$1,607	$—	$1,628
Other assets measured at NAV				158
Total foreign plan assets, at fair value				$1,786

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,638	$—	$—	$1,638
Non-U.S. equity	195	—	—	195
Derivatives	—	(130)	—	(130)
Collective trust funds:
Commingled	—	1,982	—	1,982
U.S. equity	—	688	—	688
Fixed income:
U.S. corporate bonds	—	814	—	814
U.S. Treasury securities	362	—	—	362
U.S. government agencies	—	7	—	7
Sovereign government obligations	3	—	—	3
Other	—	15	—	15
Mutual funds	3	—	—	3
Total domestic plan assets in the fair value hierarchy	$2,201	$3,376	$—	$5,577
Other assets measured at NAV:
Funds of funds				134
Venture capital and partnership interests				27
Total domestic plan assets, at fair value				$5,738

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$1,091	$—	$1,091
Sovereign/government obligation funds	—	130	—	130
Equity funds	—	129	—	129
Cash and currency	20	—	—	20
Total foreign plan assets in the fair value hierarchy	$20	$1,350	$—	$1,370
Other assets measured at NAV				159
Total foreign plan assets, at fair value				$1,529

Schedule Of Fair Value Of Plan Assets Valued Using Net Asset Value Per Share Table

Assets valued using NAV at Dec. 31, 2020
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$135	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	138	—	N/A	N/A
Other contracts (c)	35	—	N/A	N/A
Total	$308	$—

Assets valued using NAV at Dec. 31, 2019
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$136	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	158	—	N/A	N/A
Property funds (d)	4	—	Monthly	0-90 days
Other contracts (c)	22	—	N/A	N/A
Total	$320	$—
(a)Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.
(b)Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(c)Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.
(d)Property funds include funds invested in regional real estate vehicles that hold direct interest in real estate properties.
N/A – Not applicable.